Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Semiconductors Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Semiconductors Fund - Class A
Expense Example:
1 year	$ 666
3 years	860
5 years	1,070
10 years	1,674
Fidelity Advisor Semiconductors Fund - Class C
Expense Example:
1 year	273
3 years	536
5 years	923
10 years	1,810
Fidelity Advisor Semiconductors Fund - Class M
Expense Example:
1 year	468
3 years	718
5 years	987
10 years	1,754
Fidelity Advisor Semiconductors Fund - Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor Semiconductors Fund - Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726